N-2	6 Months Ended
Apr. 30, 2024 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001589420
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	First Trust New Opportunities MLP & Energy Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to seek a high level of total return with an emphasis on current distributions paid to common shareholders. The Fund seeks to provide its Common Shareholders with a vehicle to invest in a portfolio of cash-generating securities, with a focus on investing in publicly-traded master limited partnerships (“MLPs”), MLP-related entities and other companies in the energy sector and energy utility industries that are weighted towards non-cyclical, fee-for-service revenues. Under normal market conditions, the Fund invests at least 85% of its managed assets in equity and debt securities of MLPs, MLP-related entities and other energy sector and energy utilities companies that Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”) believes offer opportunities for growth and income. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
Share Price	$ 7.66
NAV Per Share	$ 7.77
Latest Premium (Discount) to NAV [Percent]	(1.42%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares outstanding (unlimited number of Common Shares has been authorized)
Outstanding Security, Held [Shares] | shares	23,447,660
Document Period End Date	Apr. 30, 2024